Share-based compensation	6 Months Ended
Jun. 30, 2024
Share-based compensation.
Share-based compensation

5.     Share-based Compensation

Stock appreciation rights (“SARs”)

Changes in the SARs for the six months ended June 30, 2024 are set forth below in full numbers:

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2024	176,360	$4.28
SARs granted during the six months ended June 30, 2024	—	—
SARs exercised during the six months ended June 30, 2024	(176,360)	$(4.28)
Balance as of June 30, 2024 (none of which are exercisable or convertible)	-	$-

Restricted stock units (“RSUs”)

Changes in the RSUs for the six months ended June 30, 2024 are set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as of January 1, 2024	716,452	$8.65
RSUs granted during the six months ended June 30, 2024	182,069	$17.97
RSUs vested during the six months ended June 30, 2024	(381,324)	$(11.63)
RSUs forfeited during the six months ended June 30, 2024	—	—
Balance as of June 30, 2024 (none of which are vested)	517,197	$9.73

The total cost related to non-vested RSU awards expected to be recognized through 2027 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2024(1)	$1,730
2025	2,469
2026	1,094
2027	157
$5,450
(1)	Six-month period ending December 31, 2024